January 17, 2007

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:            Evergreen Equity Trust (the "Trust")
                        Evergreen Large Cap Equity Fund
                        Evergreen Small-Mid Growth Fund
                        Evergreen Disciplined Value Fund
                        Evergreen Envision Growth Fund
                        Evergreen Envision Growth and Income Fund
                        Evergreen Envision Income Fund
                        No. 333-138789/811-08413

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 5 to Registration Statement No. 333-138789/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 11, 2005.

If you have any questions or would like further information, please call me at (617) 210-3687.

Very truly yours,

/s/ Regina Brown

Regina Brown